Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 7	$ 10,328	$ 3,335	$ 12,842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,134	14,860	12,377	26,591
Non-cash interest income adjustments		(9)	0
Amortization of deferred financing costs	230	1,447	995	1,998
Stock-based compensation expense	335	3,842	2,478	4,600
Amortization of premium on notes payable	(2)	(8)	(8)	(15)
Deferred taxes	242			0
Straight-line rental income adjustments	0	(1,690)	(128)	(2,092)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(609)	(779)	219	(1,035)
Accounts payable and accrued liabilities	3,276	(1,914)	485	5,695
Restricted cash	(21)	(2,008)	(1,825)	(3,879)
Net cash provided by operating activities	6,592	24,087	17,928	44,705
Cash flows from investing activities:
Cash received in the Separation	67,134			0
Acquisitions of real estate	0	(55,550)	(74,000)	(204,500)
Proceeds from Loan Originations		(21,176)	0
Acquisition of note receivable	0	0	(5,348)	(5,348)
Additions to corporate furniture, fixtures and equipment	(16)	(730)	(86)	(86)
Repayment of note receivable	0			5,348
Net cash (used in) provided by investing activities	67,118	(77,456)	(79,434)	(204,586)
Cash flows from financing activities:
Proceeds from Lines of Credit		42,500	0
Proceeds from Notes Payable	10,000	21,947	0
Proceeds from mortgage notes payable	10,000			0
Payment of Separation-related obligations	(9,081)			0
Principal payments on mortgage notes payable	(235)	(22,464)	(1,499)	(3,027)
Payments of deferred financing costs	(161)	(3,435)	(270)	(677)
Issuance of common stock	0	144	547	163,242
Dividends paid	0	(24,463)	(8,051)	(31,640)
Net cash provided by financing activities	523	14,229	(9,273)	127,898
Net (decrease) increase in cash and cash equivalents	74,233	(39,140)	(70,779)	(31,983)
Cash and cash equivalents, beginning of period	0	42,250	74,233	74,233
Cash and cash equivalents, end of period	74,233	3,110	3,454	42,250
Supplemental disclosure of cash flow information:
Interest paid	$ 760	$ 14,677	$ 14,476	$ 28,557